Cash and Due From Banks, and Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 1,010,007.0	$ 10,764.2	₨ 1,142,014.9